Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Cash flows from operating activities
Income/(loss) for the period	$ (48,883)	$ (25,551)
Non-cash items:
Depreciation and amortization	1,814	3,061
Share-based compensation expense	4,648	1,256
(Gain)/loss on investment held at fair value	(3,882)	(7,818)
Realized gain on sale of investments	(151)	0
Gain on deconsolidation of subsidiary	0	(61,787)
Share of net income/(loss) of associates accounted for using the equity method	3,357	5,324
(Gain)/loss on investments in notes from associates	(11,612)	6,045
(Gain)/loss on disposal of assets	(23)	522
Impairment of fixed assets	45	1,066
Income taxes, net	(6,147)	11,807
Finance (income)/costs, net	1,468	(5,316)
Changes in operating assets and liabilities:
Trade and other receivables	320	9,243
Prepaid expenses	(394)	1,484
Deferred revenue	0	(283)
Trade and other payables	(16,883)	(9,318)
Other	0	964
Income taxes paid	(15,213)	(150)
Interest received	12,196	5,444
Interest paid	(675)	(1,127)
Net cash used in operating activities	(80,014)	(65,133)
Cash flows from investing activities:
Purchase of property and equipment	0	(70)
Proceeds from sale of property and equipment	188	590
Investment in convertible notes and warrants from associates	0	(15,350)
Sale of investments held at fair value	292,672	0
Short-term loan to associate	660	0
Repayment of short-term loan from associate	(660)	0
Cash derecognized upon loss of control over subsidiary (see table below)	0	(13,784)
Purchases of short-term investments	(213,035)	0
Proceeds from maturity of short-term investments	156,687	202,500
Net cash provided by investing activities	236,512	173,885
Cash flows from financing activities:
Receipt of cash from sale of future royalties	0	100,000
Issuance of subsidiary preferred Shares	68,100	0
Payment of lease liability	(1,648)	(1,764)
Exercise of stock options	895	961
Repurchase of ordinary shares	(101,629)	0
Purchase of treasury stock	(4,819)	(7,276)
Other	0	(23)
Net cash provided by (used in) financing activities	(39,101)	91,897
Net increase (decrease) in cash and cash equivalents	117,397	200,649
Cash and cash equivalents at beginning of year	191,081	149,866	$ 149,866
Cash and cash equivalents at end of period	308,478	350,515	191,081
Supplemental disclosure of non-cash investment and financing activities:
Purchase of intangible assets not yet paid in cash	0	200
Repurchase of ordinary shares not yet paid in cash	2,929	0
Settlement of restricted stock units through issuance of equity	1,301	424
Trade and other receivables	(2,055)		(2,376)
Prepaid assets	(4,703)		(4,309)
Property, plant and equipment, net	(8,393)		(9,536)
Right of use asset, net	(8,943)		(9,825)
Trade and other payables	31,445		44,107
Non-controlling interests	(9,661)		(5,835)
Total equity	306,206	508,891	458,232
Investment retained in deconsolidated subsidiary	3,882	7,818
Gain on deconsolidation	$ 0	$ 61,787
Deconsolidated former subsidiary operating companies
Supplemental disclosure of non-cash investment and financing activities:
Trade and other receivables			(702)
Prepaid assets			(3,516)
Property, plant and equipment, net			(8,092)
Right of use asset, net			(2,477)
Trade and other payables			15,078
Deferred revenue			1,902
Lease liabilities (including current potion)			4,146
Long-term loan (including current portion)			15,446
Subsidiary preferred shares and warrants			24,568
Other assets and liabilities, net			(323)
Non-controlling interests			9,085
Total equity			55,115
Investment retained in deconsolidated subsidiary			20,456
Gain on deconsolidation			(61,787)
Cash in deconsolidated subsidiary			$ 13,784